BORROWINGS AND LEASES - Narrative (Details) $ in Millions	6 Months Ended
	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 USD ($)	Jun. 26, 2020 EUR (€)	Jul. 02, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, net	€ 4,877,000,000		€ 855,000,000
0% notes due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 800,000,000
Borrowings, interest rate	0.00%			0.00%
0.5% notes due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700,000,000
Borrowings, interest rate	0.50%			0.50%
0.875% notes due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000,000,000
Borrowings, interest rate	0.875%			0.875%
1.5% notes due 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750,000,000
Borrowings, interest rate	1.50%			1.50%
0.5% notes due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 850
Borrowings, interest rate	0.50%			0.50%
0.8% notes due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 650
Borrowings, interest rate	0.80%			0.80%
1.5% notes due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 500
Borrowings, interest rate	1.50%			1.50%
4.5% notes due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%			4.50%
Repayments of borrowings, classified as financing activities | $		$ 248
3.25% notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%			3.25%
Repayments of borrowings, classified as financing activities | $		$ 192
Multi-currency Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	€ 1,950,000,000				€ 1,500,000,000